Organization and principal activities - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Organization and principal activities
Total assets	¥ 113,197		¥ 528,871		$ 15,982
LIABILITIES
Total liabilities	493,076		776,008		$ 69,616
Total net revenues	52,717	$ 7,443	74,568	¥ 173,240
Net income/(loss)	(78,762)	(11,120)	(190,183)	(101,729)
Net cash provided by operating activities	8,611	1,216	(10,518)	(32,182)
Net cash (used in)/ provided by investing activities	35,272	4,980	86,690	(119,464)
Net cash used in financing activities	¥ (257,378)	$ (36,340)	(57,892)	(132,334)
Contractual arrangement that could require the relevant PRC subsidiaries	0
Consolidated VIEs
Organization and principal activities
Total assets	¥ 109,966		170,829
LIABILITIES
Total liabilities	344,185		378,376
Total net revenues	39,961		51,536	147,883
Net income/(loss)	(13,469)		(74,607)	40,717
Net cash provided by operating activities	24,659		39,132	82,587
Net cash (used in)/ provided by investing activities	36,004		(15,446)	(19,956)
Net cash used in financing activities			¥ (30)	¥ (132,810)
Assets of the VIEs and VIEs' subsidiaries that are collateral	¥ 0